Shareholder Fees	Feb. 28, 2025 USD ($)
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0